Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Plant and Equipment [Abstract]
Summary of Plant and Equipment
		December 31,
	Useful Life	2014	2013
Buildings	20 years	$7,281,818	$7,574,580
Operating equipment	4 to 10 years	3,738,522	3,401,535
Office equipment	5 years	131,538	102,897
Vehicles	5 to 8 years	427,849	405,333
		11,579,727	11,484,345
Less: accumulated depreciation		(4,414,388)	(3,691,402)
		$7,165,339	$7,792,943